Related-party transactions - Key management remuneration (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	R 138,209,000	R 127,542,000	R 90,179,000
Post-employment benefits	9,397,000	6,957,000	4,421,000
Share-based payment	34,578,000	65,338,000	104,550,000
Total	182,184,000	R 199,837,000	R 199,150,000
Termination benefits expense	R 3,663,146